UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Global Real Estate Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2008

John Hancock Global Real Estate Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer	Shares	Value

Common stocks 98.52%		$39,157,094
(Cost $42,278,522)

Australia 6.28%		2,494,583
Commonwealth Property Office Fund (Office REIT)	480,000	607,724
Goodman Group (Diversified REIT)	90,000	212,715
Stockland (Diversified REIT)	92,397	398,866
Westfield Group (Retail REIT)	84,500	1,275,278

Bermuda 1.44%		574,357
Hongkong Land Holdings Ltd. (Real Estate Management & Development)	140,000	574,357

Canada 2.42%		960,932
Artis Real Estate Investment Trust (Retail REIT)	32,600	489,024
Retrocom Mid-Market Real Estate Investment Trust (Diversified REIT)	123,900	471,908

France 5.23%		2,080,399
Societe Fonciere Lyonnaise (Office REIT)	7,037	525,744
Unibail-Rodamco (Retail REIT)	4,700	1,051,452
Vinci SA (Construction & Engineering)	8,900	503,203

Germany 2.56%		1,016,984
IVG Immobilien AG (Real Estate Management & Development)	53,800	1,016,984

Guernsey Channel Islands 0.95%		376,290
Eurocastle Investment Ltd. (Real Estate Management & Development)	49,000	376,290

Hong Kong 22.05%		8,762,740
C C Land Holdings Ltd. (Apparel, Accessories & Luxury Goods)	278,000	162,671
Champion Real Estate Investment Trust (Office REIT)	900,000	427,466
Cheung Kong Holdings Ltd. (Real Estate Management & Development)	90,000	1,259,138
China Overseas Land & Investment Ltd. (Real Estate Management & Development)	128,000	226,701
China Resources Land Ltd. (Real Estate Management & Development)	216,000	283,406
Chinese Estates Holdings Ltd. (Real Estate Management & Development)	195,000	276,551
Henderson Land Development Co. Ltd. (Real Estate Management & Development)	83,000	513,761
Keck Seng Investments Ltd. (Real Estate Management & Development)	745,679	400,145
Link Real Estate Investment Trust (Retail REIT)	145,000	323,576
Melco Crown Entertainment Ltd. ADR (Casinos & Gaming) (I)	159,000	982,620
Road King Infrastructure Ltd. (Highways & Railtracks)	1,193,922	1,198,312
Shenzhen Investment Ltd. (Real Estate Management & Development)	3,782,857	1,293,960
Sun Hing Kai Properties Ltd. (Real Estate Management & Development)	76,000	1,127,143
Wharf (Holdings) Ltd. (Real Estate Management & Development)	65,000	287,290

Japan 12.70%		5,047,897
Japan Retail Fund Investment Corp. (Retail REIT)	110	559,094
Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	55,000	1,324,635
Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	66,000	1,493,190
Nippon Building Fund, Inc. (Office REIT)	77	909,048
Sumitomo Realty & Development Co. Ltd. (Real Estate Management &
Development)	37,000	761,930

Malaysia 2.00%		794,352
Axis Real Estate Investment Trust (Office REIT)	667,000	344,153
KLCC Property Holdings Berhad (Real Estate Management & Development)	513,000	450,199

Singapore 7.16%		2,847,222
Allco Commerical Real Estate Investment Trust (Office REIT)	2,180,000	1,284,718
ARA Asset Management (Asset Management & Custody Banks)	876,978	413,231

John Hancock Global Real Estate Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer		Shares	Value

Singapore (continued)
Capitaland Ltd. (Real Estate Management & Development)		95,000	392,053
Lippo-Mapletree Indonesia Retail Trust (Retail REIT)		1,735,000	757,220

United Kingdom 6.34%			2,521,446
British Land Co. PLC (Diversified REIT)		50,227	694,774
Great Portland Estates PLC (Office REIT)		65,000	436,062
Hammerson PLC (Retail REIT)		43,000	813,011
Land Securities Group PLC (Retail REIT)		22,700	577,599

United States 29.39%			11,679,892
Alexandria Real Estate Equities, Inc. (Office REIT)		8,600	888,036
Avalonbay Communities, Inc. (Residential REIT)		8,800	877,448
Boston Properties, Inc. (Office REIT)		8,000	769,520
BRE Properties, Inc. (Class A) (Residential REIT)		17,100	835,848
Corporate Office Properties Trust (Office REIT)		5,500	213,840
Digital Realty Trust, Inc. (Office REIT)		27,900	1,197,189
Douglas Emmett, Inc. (Office REIT)		21,500	505,895
Essex Property Trust, Inc. (Residential REIT)		10,100	1,225,635
Host Hotels & Resorts, Inc. (Specialized REIT)		33,510	439,316
Mack-Cali Realty Corp. (Office REIT)		5,500	211,090
ProLogis Co. (Industrial REIT)		15,200	742,976
Simon Property Group, Inc. (Retail REIT)		11,470	1,062,466
SL Green Realty Corp. (Office REIT)		8,000	666,720
Tejon Ranch Co. (Real Estate Management & Development) (I),(L)		14,000	424,900
Thomas Properties Group, Inc. (Real Estate Management & Development)		69,316	573,243
Vornado Realty Trust (Diversified REIT)		11,000	1,045,770

		Par value
Issuer, description, maturity date		(000)	Value

Short-term investments 3.07%			$1,221,119
(Cost $1,221,119)

Joint Repurchase Agreement 1.98%			788,000
Joint Repurchase Agreement with Barclays PLC dated 7-31-08
at 2.05% to be repurchased at $788,045 on 8-1-08,
collateralized by $487,726 U.S. Treasury Inflation Indexed
Noted 3.675% due 4-15-28 (valued at $803,760 including
interest).		788	788,000

	Interest
Issuer	rate	Shares	Value

Cash Equivalents 1.09%			433,119
John Hancock Cash Investment Trust(T)(W)	2.573% (Y)	$433,119	433,119

Total investments (Cost $43,499,641)† 101.59%			$40,378,213

Other assets and liabilities, net (1.59%)			($631,188)

Total net assets 100.00%			$39,747,025

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of July 31, 2008.

John Hancock Global Real Estate Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of July 31, 2008.

† At July 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $43,715,260. Net unrealized depreciation aggregated $3,337,047, of which $4,912,837 related to appreciated investment securities and $8,249,884 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Real estate concentration risk
The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declines in property values; increases in property taxes, operating expenses, interest rates or competition; zoning changes; and losses from casualty and condemnation.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

For more information

Trustees
James F. Carlin, Chairman
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Real Estate Fund.

050Q3 7/08
9/08

John Hancock

MUTUAL FUNDS

John Hancock Mid Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2008

John Hancock Mid Cap Equity Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer	Shares	Value

Common stocks 101.19%		$23,558,375
(Cost $26,117,093)

Aerospace & Defense 1.79%		415,758
Alliant Techsystems, Inc. (I)	4,200	415,758

Air Freight & Logistics 2.01%		467,540
C.H. Robinson Worldwide, Inc.	9,700	467,540

Application Software 3.99%		928,899
Concur Technologies, Inc. (I)	10,000	412,200
Salesforce.com, Inc. (I)	8,100	516,699

Asset Management & Custody Banks 3.94%		916,829
Eaton Vance Corp.	12,005	445,866
SEI Investments Co.	20,450	470,963

Automotive Retail 2.05%		476,321
O'Reilly Automotive, Inc. (I)	18,650	476,321

Biotechnology 7.30%		1,700,058
BioMarin Pharmaceutical, Inc. (I)	13,000	423,150
ImClone Systems, Inc. (I)	13,100	837,483
Onyx Pharmaceuticals, Inc. (I)	10,850	439,425

Casinos & Gaming 4.31%		1,004,365
Bally Technologies, Inc. (I)	15,900	505,461
Penn National Gaming, Inc. (I)	17,487	498,904

Communications Equipment 2.32%		539,280
Harris Corp.	11,200	539,280

Computer & Electronics Retail 3.79%		881,337
GameStop Corp. (Class A) (I)	10,450	423,329
IHS, Inc. (Class A) (I)	4,000	248,920
MICROS Systems, Inc. (I)	6,600	209,088

Construction & Engineering 1.85%		431,319
Chicago Bridge & Iron Co. NV	13,162	431,319

Data Processing & Outsourced Services 0.98%		229,040
Euronet Worldwide, Inc. (I)(L)	14,315	229,040

Diversified Commercial & Professional Services 2.35%		547,426
Corrections Corp. of America (I)	19,530	547,426

Diversified Financial Services 1.66%		386,226
IntercontinentalExchange, Inc. (I)	3,870	386,226

Electrical Components & Equipment 1.96%		455,148
EnerSys, Inc. (I)	14,100	455,148

Electronic Manufacturing Services 1.00%		233,695
Trimble Navigation Ltd.	7,039	233,695

Health Care Equipment 8.97%		2,087,641
Gen-Probe, Inc. (I)	10,260	547,063
Hologic, Inc. (I)	25,484	470,690
ResMed, Inc. (I)	14,400	544,608

John Hancock Mid Cap Equity Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer	Shares	Value

Health Care Equipment (continued)
Thoratec Corp. (I)	28,000	525,280

Health Care Facilities 1.32%		306,425
Psychiatric Solutions, Inc. (I)	8,750	306,425

Health Care Supplies 4.20%		977,300
Align Technology, Inc. (I)(L)	46,377	464,234
Inverness Medical Innovations, Inc. (I)	15,220	513,066

Integrated Oil & Gas 1.98%		462,085
InterOil Corp. (L)	16,580	462,085

Internet Software & Services 3.52%		820,645
Akamai Technologies, Inc. (I)	14,900	347,766
VistaPrint Ltd. (I)(L)	18,350	472,879

Investment Banking & Brokerage 2.13%		496,357
Raymond James Financial, Inc.	17,175	496,357

Life Sciences Tools & Services 4.76%		1,107,157
Covance, Inc. (I)	6,575	603,585
QIAGEN NV (I)(L)	26,800	503,572

Oil & Gas Equipment & Services 3.45%		803,980
Core Laboratories NV (I)	3,150	408,272
Superior Energy Services, Inc. (I)	8,343	395,708

Oil & Gas Exploration & Production 2.29%		534,251
Quicksilver Resources, Inc. (I)	11,000	287,760
Range Resources Corp. (I)	5,076	246,491

Pharmaceuticals 3.45%		802,544
Sepracor, Inc.	14,680	256,607
Shire Ltd. ADR (I)	10,845	545,937

Regional Banks 2.24%		521,335
Cullen/Frost Bankers, Inc.	9,885	521,335

Restaurants 1.51%		351,473
Chipotle Mexican Grill, Inc. (Class A) (I)	5,131	351,473

Semiconductor Equipment 7.25%		1,688,382
FormFactor, Inc. (I)	23,480	408,552
Lam Research Corp. (I)	11,620	382,182
Tessera Technologies, Inc. (I)	30,700	534,794
Varian Semiconductor Equipment Associates, Inc. (I)	12,418	362,854

Soft Drinks 0.98%		228,348
Hansen Natural Corp. (I)	9,989	228,348

Specialized Finance 3.25%		756,704
Portfolio Recovery Associates, Inc. (I)(L)	11,505	458,704
Nasdaq OMX Group, Inc. (I)	10,731	298,000

Specialty Stores 2.29%		533,776
PetSmart, Inc.	23,504	533,776

John Hancock Mid Cap Equity Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer				Shares	Value

Steel 1.54%					357,604
Steel Dynamics, Inc.				11,288	357,604

Trading Companies & Distributors 2.36%					549,805
Finning International, Inc.				20,584	549,805

Trucking 2.40%					559,322
J.B. Hunt Transport Services, Inc.				15,125	559,322

	Interest	Maturity	Credit	Par value
Issuer, description, maturity date	rate	date	rating (A)	(000)	Value

Short-term investments 11.87%					$2,763,085
(Cost $2,763,085)
U.S. Government Agency 0.43%					100,000
Federal Home Loan Bank,
Discount Note	1.82% (Y)	08/01/08	AAA	100	100,000

				Shares
Cash Equivalents 11.44%					2,663,085

John Hancock Cash Investment Trust (T)(W)	2.5734% (Y)			2,663,085	2,663,085

Total investments (Cost $28,880,178)† 113.06%					$26,321,460

Other assets and liabilities, net (13.06%)					($3,040,210)

Total net assets 100.00%					$23,281,250

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of July 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of July 31, 2008.

† At July 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $29,202,063. Net unrealized depreciation aggregated $2,880,603 of which $888,223 related to appreciated investment securities and $3,768,826 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

For more information

Trustees
James F. Carlin, Chairman
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.

810Q3 7/08
9/08

John Hancock

MUTUAL FUNDS

John Hancock Technology Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2008

John Hancock Technology Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

Issuer	Shares	Value

Common stocks 96.54%		$130,981,418
(Cost $131,504,538)

Application Software 7.43%		10,081,988
Adobe Systems, Inc. (I)	52,600	2,175,010
Amdocs Ltd. (I)	80,000	2,432,800
JDA Software Group, Inc. (I)	112,600	1,922,082
NetScout Systems, Inc. (I)	260,800	3,552,096

Commercial Services 1.02%		1,380,400
Teletech Holdings, Inc. (I)	101,500	1,380,400

Communications Equipment 12.02%		16,305,599
Cisco Systems, Inc. (I)	239,000	5,255,610
Comverse Technology, Inc. (I)	319,400	4,784,612
Harris Corp.	27,200	1,309,680
QUALCOMM, Inc.	89,550	4,955,697

Computer & Electronics Retail 1.79%		2,430,600
GameStop Corp. (Class A) (I)	60,000	2,430,600

Computer Hardware 15.23%		20,671,843
Apple, Inc. (I)	37,750	6,000,363
Hewlett-Packard Co.	161,800	7,248,640
International Business Machines Corp.	58,000	7,422,840

Computer Storage & Peripherals 1.08%		1,459,575
Seagate Technology, Inc.	97,500	1,459,575

Diversified Banks 0.10%		137,942
First Internet Bancorp (I)	14,369	137,942

Electronic Manufacturing Services 1.64%		2,224,346
Flextronics International Ltd.(I)	232,000	2,071,760
Silicon Genesis Corp. (B)(I)(K)	143,678	152,586

Health Care Equipment 0.04%		54,098
SerOptix, Inc. (B)(I)(K)	491,800	54,098

Home Entertainment Software 5.52%		7,488,446
Activision Blizzard, Inc.	99,200	3,569,216
Perfect World Co. Ltd. SPADR (L)	50,500	1,336,230
Shanda Interactive Entertainment Ltd. ADR (I)	100,000	2,583,000

Internet Retail 1.59%		2,161,060
Priceline.com, Inc. (I)(L)	18,800	2,161,060

Internet Software & Services 8.11%		10,999,191
Google, Inc. (Class A) (I)	6,591	3,122,486
Sohu.com, Inc. (I)	27,500	2,075,700
Symantec Corp. (I)	172,425	3,632,995
Yahoo!, Inc. (I)	109,000	2,168,010

Investment Banking & Brokerage 1.55%		2,098,334
BancTec, Inc. (B)(I)(K)(S)	591,080	2,098,334

IT Consulting & Other Services 0.97%		1,312,912
Gomez, Inc. (B)(I)(K)	328	1,532
Sapient Corp. (I)	203,000	1,311,380

John Hancock Technology Fund

Securities owned by the Fund on July 31, 2008 (Unaudited)

Issuer		Shares	Value

Semiconductor Equipment 1.59%			$2,160,092
Amkor Technology, Inc. (I)		143,000	1,252,680
Mattson Technology, Inc. (I)		201,200	907,412

Semiconductors 12.28%			16,657,946
02Micro International Ltd. ADR		197,000	1,010,610
Altera Corp.		79,000	1,734,050
Integrated Device Technology, Inc.		128,000	1,282,560
Intel Corp.		406,050	9,010,250
Micron Technology, Inc. (I)		370,000	1,787,100
Texas Instruments, Inc.		75,200	1,833,376

Systems Software 12.48%			16,934,367
CA, Inc.		71,600	1,708,376
Check Point Software Technologies Ltd. (I)		87,000	1,986,210
Microsoft Corp.		355,300	9,138,316
Oracle Corp. (I)		190,500	4,101,465

Technology Distributors 7.20%			9,775,281
Arrow Electronics, Inc. (I)		73,350	2,363,337
Avnet, Inc. (I)		52,300	1,425,698
Ingram Micro, Inc. (Class A) (I)		144,500	2,663,135
Tech Data Corp. (I)		95,300	3,323,111

Telecommunications-Telephone Companies 0.02%			21,638
Primus Telecommunications Group, Inc. (I)		67,620	21,638

Wireless Telecommunication Services 4.88%			6,625,760
NII Holdings, Inc. (I)		44,000	2,405,040
Powerwave Technologies, Inc. (I)(L)		466,000	1,910,600
Syniverse Holdings, Inc. (I)		142,600	2,310,120

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred Stocks 0.22%			$305,014
(Cost $1,230,942)

Health Care Equipment 0.20%			275,000
SerOptix, Inc. (Series A) (B)(G)(I)(K)	CC-	500,000	125,000
SerOptix, Inc. (Series B) (B)(G)(I)(K)	CC-	500,000	150,000

IT Consulting & Other Services 0.02%			30,014
Gomez, Inc. (B)(G)(K)	CC	6,427	30,014

		Par value
Issuer, description, maturity date		(000)	Value

Short-term investments 3.40%			$4,617,476
(Cost $4,617,476)

Joint Repurchase Agreement 0.44%			596,000
Joint Repurchase Agreement with Barclays PLC, dated 7-31-08 at
2.05% to be repurchased at $596,034 on 8-1-08, collateralized by
$368,889 U.S. Treasury Inflation Indexed Bond, 3.675% due
4-15-28 (valued at $607,920, including interest).		$596	596,000

John Hancock Technology Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

		Shares	Value

Cash Equivalents 2.96%			$4,021,476
John Hancock Cash Investment Trust (T)(W)	2.5734 (Y)	4,021,476	4,021,476

Total investments (Cost $137,352,956)† 100.16%			$135,903,908

Other assets and liabilities, net (0.16%)			($221,664)

Total net assets 100.00%			$135,682,244

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

SPADR Sponsored ADR

(B) Securities are fair valued in good faith under procedures established by the Board of Trustees. Fair value securities amounted $2,611,564 or 1.92% of the Fund's net assets as of July 31, 2008.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income producing security.

(K) Direct placement securities are restricted to resale. The Fund may be unable to sell a direct placement security and it may be more difficult to determine a market value for a direct placement security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a direct placement security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

			Value as a
			percentage of
	Acquisition	Acquisition	Fund's net	Value as of July
Issuer, description	date	cost	assets	31, 2008
BancTec, Inc.
common stock	06-20-07	$4,728,640	1.55%	$2,098,334

Gomez, Inc.
common stock	09-10-02	2,177,612	0.00	1,532
preferred stock	01-23-06	64,275	0.02	30,014

SerOptix, Inc.
common stock	01-12-98	50	0.04	54,098
preferred stock, Ser A	01-12-98	500,000	0.09	125,000
preferred stock, Ser B	04-05-00	666,667	0.11	150,000

Silicon Genesis Corp.
common stock	09-05-00	2,999,997	0.11	152,586

Total			1.92%	$2,611,564

(L) All or a portion of this security is on loan as of July 31, 2008.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,098,334 or 1.55% of the net assets of the Fund as of July 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

John Hancock Technology Fund
Securities owned by the Fund on
July 31, 2008 (Unaudited)

(Y) Represents current yield as of July 31, 2008.

† At July 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $137,410,014. Net unrealized depreciation aggregated $1,506,106, of which $19,294,129 related to appreciated investment securities and $20,800,235 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation
The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

For more information

Trustees
James F. Carlin, Chairman
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Technology Fund.

830Q3 7/08
9/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 19, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 19, 2008